Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	£ 000	£ 000	£ 000	£ 000
Cash at bank	62,927	212,660	62,927	212,660
Short term deposits	59,886	—	59,886	—
Trade and other receivables	18,864	672	18,864	672
Restricted cash	1,700	—	1,700	—
	143,377	213,332	143,377	213,332

Financial liabilities at amortized cost:

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	20,184	45,717	20,184	45,717
Lease liabilities	3,161	1,942	3,161	1,942
	23,345	47,659	23,345	47,659

All balances have been recognised in level 2 of the fair value hierarchy.

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	115,247	112,799	115,247	112,799
Warrant liabilities	4,961	10,730	4,961	10,730
	120,208	123,529	120,208	123,529

Schedule of fair value measurement inputs for valuation of convertible loan notes

	December 31,	December 31,
	2021	2022
Interest rate (%)	9.0	9.0
Credit spread (%)	26.38	21.28
Expected life	4.0	5.0
Risk-free rate (%)	4.1	1.25
Dividend yield	—	—
Volatility (%)	65.0	52.5